JENNISON PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks
Aerospace & Defense — 1.0%
Boeing Co. (The)	126,052	$18,799,395
Automobiles — 3.1%
Tesla, Inc.*(a)	115,358	60,447,592
Beverages — 0.7%
Constellation Brands, Inc. (Class A Stock)	96,046	13,769,155
Biotechnology — 2.2%
BioMarin Pharmaceutical, Inc.*	175,186	14,803,217
Vertex Pharmaceuticals, Inc.*	123,231	29,322,816
		44,126,033
Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	126,013	19,480,350
S&P Global, Inc.	93,702	22,961,675
		42,442,025
Entertainment — 4.4%
Netflix, Inc.*	232,867	87,441,558
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	97,510	21,232,803
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	142,582	40,654,406
Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp.*	423,746	13,826,832
DexCom, Inc.*	71,924	19,366,975
Intuitive Surgical, Inc.*	18,395	9,109,388
		42,303,195
Health Care Providers & Services — 0.8%
Guardant Health, Inc.*(a)	91,578	6,373,829
Humana, Inc.	33,018	10,368,312
		16,742,141
Hotels, Restaurants & Leisure — 0.8%
Chipotle Mexican Grill, Inc.*(a)	24,665	16,140,776
Interactive Media & Services — 9.1%
Alphabet, Inc. (Class A Stock)*	46,176	53,654,203
Alphabet, Inc. (Class C Stock)*	46,067	53,567,168
Facebook, Inc. (Class A Stock)*	328,862	54,854,182
Tencent Holdings Ltd. (China)	391,883	19,284,324
		181,359,877
Internet & Direct Marketing Retail — 10.9%
Alibaba Group Holding Ltd. (China), ADR*	373,606	72,658,895
Amazon.com, Inc.*	73,334	142,980,766
		215,639,661
IT Services — 12.9%
Adyen NV (Netherlands), 144A*	38,770	32,944,873
FleetCor Technologies, Inc.*	76,562	14,281,875
Mastercard, Inc. (Class A Stock)	314,435	75,954,919
PayPal Holdings, Inc.*	245,427	23,497,181
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*(a)	58,535	$24,404,998
Twilio, Inc. (Class A Stock)*(a)	167,633	15,001,477
Visa, Inc. (Class A Stock)(a)	436,552	70,337,258
		256,422,581
Life Sciences Tools & Services — 0.6%
Illumina, Inc.*	45,946	12,548,772
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	220,400	35,118,536
Pharmaceuticals — 4.4%
AstraZeneca PLC (United Kingdom), ADR	998,109	44,575,548
Eli Lilly & Co.	311,587	43,223,349
		87,798,897
Road & Rail — 2.2%
Uber Technologies, Inc.*	965,732	26,963,237
Union Pacific Corp.	115,718	16,320,867
		43,284,104
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.*	121,507	5,526,138
Broadcom, Inc.	52,554	12,460,553
NVIDIA Corp.	261,891	69,034,468
QUALCOMM, Inc.	146,138	9,886,236
		96,907,395
Software — 19.3%
Adobe, Inc.*	201,760	64,208,102
Atlassian Corp. PLC (Class A Stock)*	54,866	7,530,907
Coupa Software, Inc.*(a)	107,570	15,030,756
Microsoft Corp.	821,234	129,516,814
RingCentral, Inc. (Class A Stock)*	35,761	7,578,114
salesforce.com, Inc.*	530,082	76,321,206
ServiceNow, Inc.*	77,388	22,177,853
Splunk, Inc.*(a)	230,311	29,072,158
Trade Desk, Inc. (The) (Class A Stock)*(a)	44,561	8,600,273
Workday, Inc. (Class A Stock)*	180,099	23,452,492
		383,488,675
Specialty Retail — 1.6%
Home Depot, Inc. (The)	166,451	31,078,066
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	378,495	96,247,494
Textiles, Apparel & Luxury Goods — 5.2%
Kering SA (France)	64,477	33,648,196
Lululemon Athletica, Inc.*	190,764	36,159,316
NIKE, Inc. (Class B Stock)	398,389	32,962,706
		102,770,218

Total Long-Term Investments (cost $994,649,924)		1,946,763,355
A1

JENNISON PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Short-Term Investments — 13.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	37,417,386	$37,417,386
PGIM Institutional Money Market Fund (cost $222,759,664; includes $222,574,772 of cash collateral for securities on loan)(b)(w)	223,286,703	222,929,445

Total Short-Term Investments (cost $260,177,050)		260,346,831

TOTAL INVESTMENTS—111.3% (cost $1,254,826,974)		2,207,110,186

Liabilities in excess of other assets — (11.3)%		(224,485,307)

Net Assets — 100.0%		$1,982,624,879

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $215,708,318; cash collateral of $222,574,772 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2